Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended		27 Months Ended	30 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 14, 2022	Apr. 30, 2015	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Apr. 30, 2025	Oct. 31, 2023	Apr. 30, 2016	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Apr. 30, 2017	Jan. 31, 2025	Apr. 30, 2025	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000049094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value		$ 10,000						$ 8,963					$ 9,991			$ 111,225	$ 10,986	$ 9,103	$ 12,795	$ 12,570	$ 12,562	$ 13,316	$ 16,430
C000050169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value		10,000						9,689					9,749			11,084	11,238	9,336	12,101	10,983	9,507	9,243	10,077
C000065074 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value		10,000						7,530					7,180			8,583	9,043	9,729	21,136	17,407	17,415	12,501	11,303
C000141932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value		10,000						10,617					10,779			10,953	12,352	10,070	13,792	14,500	12,454	12,266	13,866
C000237280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	$ 10,000		$ 10,792	$ 10,164	$ 10,410		$ 9,020		$ 10,417	$ 10,057	$ 11,083	$ 11,536		$ 11,146	$ 11,299
S And P Developed ex US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed ex US Broad Market Index
Accumulated Value		10,000						9,179					10,203			11,782	11,291	10,012	14,473	13,144	13,751	14,978	16,743
FTSE All World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE All World ex-US Index
Accumulated Value		10,000						8,919					10,058			11,631	11,227	9,953	14,317	12,916	13,263	14,552	16,250
S And P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Global Broad Market Index
Accumulated Value		10,000						9,453					10,903			12,468	12,969	12,146	17,986	16,768	16,992	19,836	22,004
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE All-World Index
Accumulated Value	10,000	10,000	10,473	10,635	11,524		10,432	9,448	12,003	12,474	13,479	13,820	10,888	14,450	13,971	12,428	13,017	12,365	18,025	17,052
Dow Jones EPAC Select Dividend IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones EPAC Select Dividend IndexTM
Accumulated Value		10,000						8,985					10,030			11,279	11,048	9,164	12,841	12,710	12,522	13,383	16,444
FTSE EPRA Nareit Developed ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE EPRA Nareit Developed ex US Index
Accumulated Value		10,000						9,713					9,785			11,148	11,332	9,457	12,227	11,179	9,600	9,407	10,193
S And P Global Clean Energy Transition Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Global Clean Energy Transition Index
Accumulated Value		10,000						7,458					7,028			8,385	8,837	9,535	20,754	17,233	17,160	12,362	11,149
FTSE EPRA Nareit Global REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE EPRA Nareit Global REITs Index
Accumulated Value		$ 10,000						$ 10,533					$ 10,633			$ 10,709	$ 11,959	$ 9,675	$ 13,132	$ 13,763	$ 11,695	$ 11,462	$ 12,822
FTSE EPRA Nareit Developed Green Target Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE EPRA Nareit Developed Green Target Index
Accumulated Value	$ 10,000		$ 10,762	$ 10,124	$ 10,374		$ 8,963		$ 10,399	$ 10,016	$ 10,985	$ 11,424		$ 11,046	$ 11,157